Discontinued Operations (Details) - USD ($)		12 Months Ended
	Jun. 07, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations [Line Items]
Short-term bank loans					$ 4,986,206
Loss from disposition				$ (15,095,547)
Net proceeds received from disposal	$ 578,400		$ 578,400
Net Income loss from discontinued operations			575,249	(15,248,601)
Flying Dragon Cuisine, LLC [Member]
Discontinued Operations [Line Items]
Sale of assets	$ 840,000
Bo Lings and Far Lings [Member]
Discontinued Operations [Line Items]
Net Income loss from discontinued operations			$ 575,249	$ (153,054)
Richard Ng Living Trust U.D.T. [Member]
Discontinued Operations [Line Items]
Equity interest percentage	100.00%
Far Ling Ng Living Trust [Member]
Discontinued Operations [Line Items]
Equity interest fair value	$ 150,000